UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/12/03

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 440,469,000
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----

Allegheny Energy Inc	COM	017361106	21,425 	3,450,000 	x				 3,450,000
Edison International 	COM	281020107	39,256 	2,867,500 	x				 2,867,500
Genesis Hlth Ventures 	COM	37183F107	2,511 	169,000 	x				 169,000
Inamed Corp		COM	453235103	130,996 3,669,359 	x				 3,669,359
Kindred Healthcare	COM	494580103	27,997 	2,475,427 	x				 2,475,427
Kindred Hlthcare WT A EX 042006	494580111	0 	720,398 	x				 720,398
Kindred Hlthcare WT A EX 042006	494580129	0 	1,800,996 	x				 1,800,996
Koninklijke Ahold NSPON ADR NEW	500467303	39,978 	12,000,000 	x				 12,000,000
LTC Properties Inc. 	COM	502175102	1,220 	194,000 	x				 194,000
NTL Inc. Ser A *W EXP 01/13/201	62940M138	52 	323,322 	x				 323,322
NTL Incorporated	COM	62940M104	34,985 	4,150,000 	x				 4,150,000
PG&E Corp 		COM	69331C108	29,254 	2,175,000 	x				 2,175,000
Reliant Resources Inc.	COM	75952B105	45,410 	12,755,600 	x				 12,755,600
Tenet Healthcare CorporaCOM	88033G100	67,385 	4,035,000 	x				 4,035,000



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